Related Party Transactions	12 Months Ended
Apr. 30, 2023
Disclosure of transactions between related parties [abstract]
Related Party Transactions [Text Block]

11.  Related Party Transactions

During the years ended April 30, 2023, and 2022, the Company has the following related party transactions:

(a) The Company has incurred $2,238,520 (2022: $2,128,342) in salary and consulting fees to the Company's officers and companies owned by the Company's officers as compensation.

(b) The Company has incurred $324,550 (2022: $401,806) in director fees to the Company's directors.

(c) The Company has paid $600,000 (2022: $600,000) to a company with common directors and officers for rent expenses and administration expenses.

(d) For the year ended April 30, 2023, the Company has granted 2,075,000 (2022: 5,109,500) stock options to officers and directors of the Company (Note 10(e)). The Company has granted 649,167 RSUs (2022: nil) to officers and directors of the Company (Note 10(f)).

(e) As of April 30, 2023, $nil (April 30, 2022: $50,000) was receivable from a company with common directors and officers of the Company and $280,505 (April 30, 2022: $21,875) was payable to officers of the Company.

These transactions are in the normal course of operations and have been valued in these consolidated financial statements at the exchange amount, which is the amount of consideration established and agreed to by the related parties.